Supplement dated September 19, 2025
to the Initial Summary Prospectus (Summary Prospectus for New Investors)
dated May 1, 2025 for:

Principal® Lifetime Income Solutions II Variable Annuity

Issued by Principal Life Insurance Company through its Principal Life Insurance Company Separate Account B
This supplement updates information contained in the Summary Prospectus referenced above. Please retain this supplement for future reference.
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
For purposes of correcting a typographical error, the list of investment options available under the Contract contained in the above-referenced appendix is replaced with the following:

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Moderately Conservative	Principal VCF Diversified Balanced Account (1)(2)(3) – Class 2 Principal Global Investors, LLC	0.48%	9.67%	5.76%	6.07%
Moderately Conservative	Principal VCF Diversified Balanced Strategic Allocation Account (1)(2)(3) – Class 2 Principal Global Investors, LLC	0.55%	8.83%	5.29%	5.68%
Moderately Conservative	Principal VCF Diversified Balanced Adaptive Allocation Account (1)(2) – Class 2 Principal Global Investors, LLC	0.53%	8.54%	4.86%
Moderate Allocation	Principal VCF Diversified Growth Account (1)(2)(3) – Class 2 Principal Global Investors, LLC	0.49%	12.26%	7.58%	7.51%
Moderate Allocation	Principal VCF Diversified Growth Strategic Allocation Account (1)(2)(3) – Class 2 Principal Global Investors, LLC	0.57%	11.22%	7.00%	7.03%
Moderate Allocation	Principal VCF Diversified Growth Adaptive Allocation Account (1)(2) – Class 2 Principal Global Investors, LLC	0.53%	10.88%	6.46%
Moderately Conservative	Principal VCF Diversified Income Account (1)(2) – Class 2 Principal Global Investors, LLC	0.48%	7.11%	3.91%	4.59%
Defined Outcome	Principal VCF U.S. LargeCap S&P 500 Buffer April Account – Class 2 (1)(2)(4)(5)(6)(8) Principal Global Investors, LLC	0.99%	18.41%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Defined Outcome	Principal VCF U.S. LargeCap S&P 500 Buffer January Account – Class 2 (1)(2)(4)(5)(6) Principal Global Investors, LLC	1.00%	18.29%
Defined Outcome	Principal VCF U.S. LargeCap S&P 500 Buffer July Account – Class 2 (1)(2)(4)(5)(6)(9) Principal Global Investors, LLC	0.99%	17.89%
Defined Outcome	Principal VCF U.S. LargeCap S&P 500 Buffer October Account – Class 2 (1)(2)(4)(5)(6)(10) Principal Global Investors, LLC	0.99%	19.18%
Money Market	Fidelity VIP Government Money Market Portfolio (2) – Service Class 2 Fidelity Management & Research Company	0.50%	4.84%	2.17%	1.44%
(1)     This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(2)     This underlying mutual fund pays 12b-1 fees to PSI.
(3)     Effective July 1, 2022, this account is not available to customers with an application signature date on or after July 1, 2022 who select the Flexible Income Protector Plus rider.
(4)     This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the underlying mutual fund’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
(5)    This underlying mutual fund is not available in the state of New York.
(6)    This underlying mutual fund may not be available through all broker-dealers.
(7)     Prior to May 1, 2025, the Principal VCF U.S. LargeCap S&P 500 Index Buffer January Account was known as the Principal VCF U.S. LargeCap Buffer January Account. This change will be reflected on 5/31/2025.
(8)     Prior to May 1, 2025, the Principal VCF U.S. LargeCap S&P 500 Index Buffer April Account was known as the Principal VCF U.S. LargeCap Buffer April Account. This change will be reflected on 5/31/2025.
(9)     Prior to May 1, 2025, the Principal VCF U.S. LargeCap S&P 500 Index Buffer July Account was known as the Principal VCF U.S. LargeCap Buffer July Account. This change will be reflected on 5/31/2025
(10)     Prior to May 1, 2025, the Principal VCF U.S. LargeCap S&P 500 Index Buffer October Account was known as the Principal VCF U.S. LargeCap Buffer October Account. This change will be reflected on 5/31/2025.